BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule Of Reverse Capitalization
The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of changes in equity:

Year Ended December 31, 2021
Cash - THMA trust and cash (net of redemptions)	$8,331
Cash - PIPE Investors and Forward Purchase Assignment	102,800
Cash - Forward Purchase Agreement (Anchor Investor)	63,870
Gross proceeds (excluding cash due at December 31, 2021 from the Trust Account)	175,001
Less: transaction costs and advisory fees paid	(30,700)
Net proceeds from the Business Combination	144,301
Less: warrant liabilities assumed	(16,487)
Less: repayment of note assumed in the Business Combination	(1,000)
Less: accrued transaction costs at December 31, 2021	(700)
Plus: cash receivable from Trust	345
Less: net liabilities assumed in the Business Combination	(146)
Reverse merger, net of transaction costs	$126,313
The number of shares of common stock outstanding immediately following the consummation of the business combination was as follows:

Class A Common Stock
THMA Public Shares	832,899
THMA Initial Stockholders	6,900,000
THMA Sponsor Shares	6,387,026
Shares Issued to PIPE Investors and Forward Purchase Assignment	10,280,000
Legacy Pear Equityholders(1)	113,399,293
Total shares of common stock immediately after business combination	137,799,218
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(1)The number of Legacy Pear shares was determined from the shares of Legacy Pear shares outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio of approximately 1.47. All fractional shares were rounded down.